FINANCIAL INSTRUMENTS AND DERIVATIVES Gain (Loss) Recorded in AOCI for Hedges Not Designated (Details) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (16,994)	$ 22,239
Foreign Exchange Contract | Other Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	33,193	6,733
Equity Option [Member] | Other Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	11	17
Interest Rate Swap | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(35)	6
Cross Currency Basis Swaps Member | Other Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (50,163)	$ 15,483